Expense Example - Texas Capital Government Money Market Fund	Nov. 25, 2025 USD ($)
Texas Capital Government Money Market Fund Lonestar Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	808
Texas Capital Government Money Market Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	$ 728